LOAN PAYABLE (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 EUR (€)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 EUR (€)	Dec. 31, 2020	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Loan amount | $						$ 2,457
Loan repaid | $	$ 1,229		$ 1,229
Loan bear interest					10.00%
Euro Member Countries, Euro [Member]
Loan amount | €							€ 2,000
Loan repaid | €		€ 1,000		€ 1,000